SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Earnings (loss) per share (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Dilutive shares (in shares)	0	0